Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (131)	£ (209)	£ (85)
Gain/(loss) from change in financial assumptions	(1,149)	555	2,770
Experience gains	87	68	(74)
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	6	47
Gain/(loss) from change in financial assumptions	100	(1)	(81)
Experience gains	39	18	22
Total	£ 145	£ 64	£ (59)